SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Class A Common Stock Subject to Possible Redemption (Details) - USD ($)		9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Plus:
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively		$ 54,936,716	$ 51,608,900	$ 47,556,622
Foresight Acquisition Corp [Member]
Temporary Equity [Line Items]
Gross proceeds		309,924,999
Plus:
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively		316,250,000	$ 0
Foresight Acquisition Corp [Member] | IPO [Member]
Temporary Equity [Line Items]
Gross proceeds	$ 316,250,000
Common Class A | Foresight Acquisition Corp [Member]
Temporary Equity [Line Items]
Gross proceeds		316,250,000
Less:
Proceeds allocated to Public Warrants		(10,857,917)
Class A common stock issuance costs		(6,593,548)
Plus:
Accretion of carrying value to redemption value		17,451,465
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively		$ 316,250,000
Common Class A | Foresight Acquisition Corp [Member] | IPO [Member]
Temporary Equity [Line Items]
Gross proceeds	$ 316,250,000